COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Commitments and Contingencies [Abstract]
Disclosure of Detailed Information About Commitments In Unused Lines of Credit [Text Block]

Loan commitments and financial guarantee contracts

	December 31, 2019		December 31, 2018
	Notional amount		Notional amount
Guarantees	Ps.	3,341,641	Ps.	3,446,601
Unused letters of credit		1,133,385		1,186,691
Unused limits of overdrafts		67,126		306,740
Unused credit card limits		23,125,249		20,816,061
Other		4,487,203		5,169,588
Total	Ps.	32,154,604	Ps.	30,925,681

Disclosure of Detailed Information About Credit Commitments by Currency [Text Block]

	December 31, 2019		December 31, 2018
Colombian Pesos	Ps.	14,914,209	Ps.	14,918,915
U.S. dollars		13,750,968		12,885,921
Euro		3,292,845		2,892,670
Other		196,582		228,175
Total	Ps.	32,154,604	Ps.	30,925,681